Average Annual Total Returns	12 Months Ended
Aug. 31, 2014
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.02%
Five Years	0.09%
Ten Years	1.67%
Inception Date	Jul. 13, 1981
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.02%
Five Years	0.14%
Ten Years	1.74%
Inception Date	Jun. 04, 1975
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.06%
Five Years	0.24%
Ten Years	1.88%
Inception Date	Oct. 03, 1989
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.05%
Five Years	0.09%
Ten Years	1.58%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.05%
Five Years	0.09%
Ten Years	1.58%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.05%
Five Years	0.09%
Ten Years	1.58%
U.S. Government Money Market Funds Average | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.02%
Ten Years	1.34%
Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.03%
Ten Years	1.37%
Institutional Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.10%
Ten Years	1.63%